Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025
Current assets
Cash and cash equivalents	$ 183	$ 1,670
Stablecoins	3,073
Receivables – stablecoin	15,000
Prepaid expenses and other current assets	763	555
Total current assets	19,019	2,225
Non-current assets
Digital assets at fair value, TON	1,408
Digital assets at fair value, Bitcoin	410
Digital asset receivables at fair value, TON	8,920
Investment in Compedica	202
Other Assets	629
Total non-current assets	11,569
Total assets	30,588	2,225
Current liabilities
Accounts payable and accrued liabilities	3,599	1,100
Put right liability	17,940
Total current liabilities	21,539	1,100
Non-current liabilities
Warrant liability	166	1,952
Total non-current liabilities	166	1,952
Total liabilities	21,705	3,052
Shareholders’ Equity
Capital stock	241,592	221,800
Stock option reserve	24,564	23,530
Accumulated deficit	(256,595)	(245,453)
Accumulated other comprehensive income	26
Total equity attributable to owners of the Company	9,587	(123)
Non-controlling interest	(704)	(704)
Total equity	8,883	(827)
Total liabilities and equity	$ 30,588	$ 2,225